Average Annual Total Returns (Vanguard Wellington Fund)	12 Months Ended
Nov. 30, 2013
Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.66%
Five Years	13.65%
Ten Years	8.10%
Inception Date	Jul. 01, 1929
Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.76%
Five Years	13.76%
Ten Years	8.22%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.49%
Five Years	12.51%
Ten Years	6.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	12.20%
Five Years	10.71%
Ten Years	6.31%
Standard & Poor's 500 Index | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Wellington Composite Index | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.33%
Five Years	14.10%
Ten Years	6.73%
Wellington Composite Index | Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.33%
Five Years	14.10%
Ten Years	6.73%